INTANGIBLE ASSETS - Impairment Calculation Assumptions for Goodwill (Details) - Sunrise Dam $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($) $ / Ounce
Disclosure of information for cash-generating units [line items]
Carrying Value	$ 228	$ 230
Fair value less costs to dispose	263	293
Amount by which unit's recoverable amount exceeds its carrying amount	35	63
Goodwill	$ 105	$ 105
Real pre-tax discount rates applied in impairment calculations on CGUs for which the carrying amount of goodwill is significant (in percent)	5.00%	4.60%
Actuarial assumption of discount rates
Disclosure of information for cash-generating units [line items]
Real pre-tax discount rates applied in impairment calculations on CGUs for which the carrying amount of goodwill is significant (in percent)	10.10%	13.90%
Percentage of reasonably possible increase in actuarial assumption (in percent)	5.10%	4.60%
Long-term real gold price
Disclosure of information for cash-generating units [line items]
Decrease of the long-term real gold price that would cause the recoverable amount of CGU to equal the carrying amount (in percent)	(2.30%)	(4.50%)
Decrease of the long-term real gold price that would cause the recoverable amount of CGU to equal the carrying amount (in USD per ounce) | $ / Ounce		1,731
AUD/USD Exchange rate
Disclosure of information for cash-generating units [line items]
Decrease of the long-term real gold price that would cause the recoverable amount of CGU to equal the carrying amount (in percent)	2.40%